Consolidated statements of cash flows $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Cash flows from operating activities
Net loss		$ (808)	$ (71,017)	$ (33,379)
Adjustments to reconcile net loss to cash flows provided by operating activities
Income from equity interests in associates and joint ventures		(26,977)	(13,270)	(7,968)
Depreciation of property, plant and equipment		267,686	171,452	145,894
Depreciation of right-of-use assets		19,200	17,873	10,509
Amortization of intangible assets		4,833	3,428	2,374
Retirement of property, plant and equipment and intangible assets and consumption of materials		32,269	24,314	19,124
Charge on income tax		64,409	14,589	26,369
Net increase in provisions		49,777	28,179	13,090
Impairment / (Recovery) of property, plant and equipment and intangible assets, net		11,258	(6,851)	41,429
Exchange differences, interest and other		33,536	3,143	(5,939)
Share-based benefit plans		342	541	493
Other insurance income		(1,503)	(3,643)	(498)
Result from debt exchange		(1,855)	2,097	0
Result from financial instruments exchange		0	(1,330)	0
Result from the assignment of areas		(2,034)	(12,233)	(778)
Result from sale of assets held for disposal		(5,549)	0	0
Changes in assets and liabilities:
Trade receivables		10,151	35,073	(11,833)
Other receivables		(21,921)	5,482	(13,076)
Inventories		(27,560)	13,332	6,726
Accounts payable		148	(21,039)	29,435
Taxes payables		(3,639)	862	(1,145)
Salaries and social security		1,938	8,611	4,534
Other liabilities		(8,168)	8,988	803
Decrease in provisions included in liabilities due to payment/use		(8,166)	(2,803)	(4,862)
Contract assets		(664)	(754)	445
Contract liabilities		6,864	526	776
Dividends received		5,073	2,616	811
Proceeds from collection of lost profit insurance		1,889	3,756	758
Income tax payments		(515)	(2,706)	(6,955)
Net cash flows from operating activities	[1],[2]	400,014	209,216	217,137
Investing activities:
Acquisition of property, plant and equipment and intangible assets		(234,801)	(114,616)	(161,455)
Contributions and acquisitions of interests in associates and joint ventures		0	0	(4,826)
Proceeds from sales of financial assets		38,624	38,332	957
Payments from purchase of financial assets		(56,009)	(46,762)	0
Interests received from financial assets		3,694	18	1,063
Proceeds from sales of interest in areas and sale of assets		4,500	13,867	382
Net cash flows used in investing activities		(243,992)	(109,161)	(163,879)
Financing activities:
Payments of loans		(161,016)	(174,913)	(93,456)
Payments of interests		(58,454)	(60,681)	(41,606)
Proceeds from loans		97,420	139,018	97,351
Repurchase of treasury shares		0	(550)	(280)
Payments of leases		(28,526)	(23,290)	(15,208)
Payments of interests in relation to income tax		(83)	(696)	(583)
Dividends paid		0	0	(2,300)
Net cash flows used in financing activities		(150,659)	(121,112)	(56,082)
Translation differences on cash and cash equivalents		2,697	9,575	22,896
Net Increase (Decrease) in cash and cash equivalents		8,060	(11,482)	20,072
Cash and cash equivalents at the beginning of the fiscal year		54,618	66,100	46,028
Cash and cash equivalents at the end of the fiscal year		62,678	54,618	66,100
Net Increase (Decrease) in cash and cash equivalents		$ 8,060	$ (11,482)	$ 20,072

[1]	Does not include exchange differences generated by cash and cash equivalents, which is exposed separately in the statement.
[2]	Includes 10,853, 11,101 and 11,184 for the fiscal year ended December 31, 2021, 2020 and 2019, respectively, for payment of short-term leases and payments of the variable charge of leases related to the underlying asset performance/use.